LOANS RECEIVABLE, NET - Principal of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LOANS RECEIVABLE, NET.
Loans receivable	¥ 7,987,657	¥ 22,424
Total Loans receivable	¥ 8,010,081	¥ 9,591,204